Call Money and Funds Purchased [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary of Funds Transactions [Table Text Block]
A summary of funds transactions for the fiscal years ended March 31, 2020 and 2021 is as follows:

	2020	2021
	(in millions, except percentages and days)
Outstanding at end of fiscal year:
Amount	¥3,668,922	¥2,353,830
Principal range of maturities	1 day to 30 days	1 day to 30 days
Weighted average interest rate	0.04%	0.04%